Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Schedule of Plan Contributions
For the year ended December 31, 2018:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2018 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$2,906	No	January 2018	April 2019, March 2023, March 2020, May 2020
Upstate New York Engineers Pension Fund	15-0614642	Red	Implemented	1,100	No	March 2017	June 2019
Central Laborers' Pension Fund	37-6052379	Yellow	Implemented	1,330	No	January 2018	April 2021
Iron Workers Local Union No. 25 Pension Plan	38-6056780	Red	Implemented	998	No	April 2018	May 2019
Operating Engineers' Local 324 Pension Fund	38-1900637	Red	Implemented	840	No	April 2018	April 2018
Laborers National Pension Fund	75-1280827	Red	Implemented	744	No	2018	March 2019
Other funds				4,748
Total MEPP contributions				$12,666

For the year ended December 31, 2017:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2017 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$1,646	No	January 2017	April 2019, March 2018, May 2018
Central Laborers' Pension Fund	37-6052379	Yellow	Implemented	839	No	December 2016	April 2018
Upstate New York Engineers Pension Fund	15-0614642	Red	Implemented	597	No	March 2017	June 2018
Iron Workers St. Louis District Council Pension Trust	43-6052659	Green	No	384	No	October 2016	April 2017
Other funds				2,946
Total MEPP contributions				$6,412

For the year ended December 31, 2016:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2016 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$1,268	No	January 2016	March 2018
Central Laborers' Pension Fund	37-6052379	Red	Implemented	408	No	December 2015	April 2017, April 2018
Iron Workers Local Union No. 25 Pension Plan	38-6056780	Red	Implemented	989	No	April 2016	May 2019
Operating Engineers' Local 324 Pension Fund	38-1900637	Yellow	Implemented	675	No	April 2016	May 2018
Mo-Kan Iron Workers Pension Fund	43-6130595	Green	No	619	No	January 2016	March 2017
Iron Workers Mid-America Pension Plan	36-6488227	Green	No	560	No	December 2015	May 2018
Midwest Operating Engineers Pension Trust Fund	36-6140097	Yellow	Implemented	482	No	March 2016	May 2018
Other funds				2,427
Total MEPP contributions				$7,428